Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Affinity World Leaders Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Affinity World Leaders Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Affinity World Leaders Equity ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may pay brokerage commissions on the purchase or sale of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to passively replicate the TRSAWL Index. The TRSAWL Index consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the Fund’s benchmark index. The Fund may also invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the TRSAWL Index.

Constituents of the TRSAWL Index are characterized by strong global footprint (measured by market capitalization), rank high on measures of earnings quality, demonstrate improving fundamentals (positive earnings revisions on earnings estimates, revenue estimates, price targets, and analyst recommendations), show stock price momentum, and trade at relatively attractive valuations (based on a ranking from various trading multiples, which are, generally speaking, a ratio of the security’s market price to financial or accounting metrics such as earnings, book value, etc., as well as a dividend discount model, which attempts to determine the current or future value of a security based in part on its dividend payments).

The process of constructing the TRSAWL Index begins with sorting the companies in the Thomson Reuters Global Developed Index (excluding those in Greece and South Korea) (the “Benchmark Index”) by market capitalization. The next step involves selecting those companies that comprise the top 85% of cumulative market capitalization, and categorizing them into two regions: US and International. The final step involves scoring these securities on the above criteria within each region, and then narrowing this universe of companies to approximately 150 to 250 equity securities using a proprietary ranking system of the Fund’s sub-adviser, Affinity. The proprietary ranking system is known as the “Affinity Score” and is calculated by weighting the above criteria based on the Sub-Adviser’s assessment of the correlation between the score components and subsequent long-term stock performance. Stocks that rank in the top decile are candidates for purchase, while those that rank outside the top quartile are typically sold. A risk management overlay is then used to guide portfolio construction. The overlay calls for neutral business sector weights versus the Benchmark Index, approximately equal active weighting of each security within a business sector (active weight is the absolute percentage deviation of a security’s weight in the portfolio from its weight in the Benchmark Index), and limiting the deviation of the TRSAWL Index’s geographical distribution from that of the Benchmark Index. The TRSAWL Index is reconstituted and rebalanced on a semi-annual basis.

As of December 31, 2019, the Index was comprised of 151 issues with market capitalizations ranging from $5.68 billion to $1,183.91 billion. As of December 31, 2019, the countries in the Benchmark Index were: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and United States.

The TRSAWL Index is co-sponsored by the Sub-Adviser and by Thomson Reuters (Markets) LLC (the “Index Provider”), an organization that is independent of the Fund, the Adviser and the Sub-Adviser. The Sub-Adviser determines the composition and relative weightings of the securities in the TRSAWL Index and the Index Provider publishes information regarding the market value of the Index.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the TRSAWL Index by investing in a portfolio of securities that generally replicates the TRSAWL Index. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the TRSAWL Index concentrates in a country, region, industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lost part of all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Geographic and Sector Risk: The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments, Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk: The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Market Risk: Overall equity market risk, may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Equity Risk: Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Market Capitalization Risk. The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, they would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○ Trading Issues: Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Index Tracking Error Risk: As with all index funds, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. In addition, the Fund may not be fully invested in the securities of the TRSAWL Index at all times or may hold securities not included in the Index.

Authorized Participant Concentration Risk: To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.

Calculation Methodology Risk: The TRSAWL Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor Thomson Reuters can offer assurances that the TRSAWL Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the TRSAWL Index.

Cybersecurity Risk: There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

Industry Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investment more than the market as a whole, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

Management Risk: The risk that investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Fund’s investment sub-adviser may not perform as expected, particularly in volatile markets.

Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting RegentsParkFunds.com or by calling 1-866-866-4848.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-866-4848
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	RegentsParkFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	03/31/2019	10.58%
Worst Quarter	09/30/2019	(0.49)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.49%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Affinity World Leaders Equity ETF | Thomson Reuters StarMine Affinity World Leader Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[1]
Affinity World Leaders Equity ETF | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[2]
Affinity World Leaders Equity ETF | Affinity World Leaders Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLDR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.82%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.82%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,215
Annual Return 2019	rr_AnnualReturn2019	21.32%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	21.32%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2018
Affinity World Leaders Equity ETF | Affinity World Leaders Equity ETF | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Affinity World Leaders Equity ETF | Affinity World Leaders Equity ETF | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Anfield Universal Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Anfield Universal Fixed Income Fund (the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares on page 18 of the Fund’s Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”). The Fund may also invest in various types of derivatives, including futures, options, credit default swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading. The Fund may also engage in securities lending to generate income.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured; endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Management Risk. The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

• Collateralized Loan Obligations Risk. The Fund is subject to the following risks as a result of its investments in CLOs:

○ Asset Manager Risk. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control.

○ Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy.

○ Limited Recourse Risk. CLO debt securities are limited recourse obligations of their issuers. CLO debt is payable solely from the proceeds of its underlying assets. Consequently, CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. No party or entity other than the issuer will be obligated to make payments on CLO debt. CLO debt is not guaranteed by the issuer or any other party or entity involved in the organization and management of a CLO. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment.

○ Redemption Risk. CLO debt securities may be subject to redemption. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets (the “Reinvestment Period”). Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt.

○ Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the Reinvestment Period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the Reinvestment Period could adversely affect a CLO investment.

• Interest Rate Risk. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.

• Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

• Common Stock Risk. The stock (i.e., equity) market can be volatile. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

• Counterparty Credit Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investment held by the Fund. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

• Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.

• Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments.

• Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

• Gap Risk. The Fund is subject to the risk that stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

• Index Risk. If a derivative or ETF is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in derivatives instruments such as total return swaps, forward and futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the 1940 Act or to meet redemption requests. If the Fund uses leverage through the purchase of derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund. In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• MLP Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

• Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.

• Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment and accordingly, a decline in the Fund’s net asset value.. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently proposed regulations that, upon effectiveness, would subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

• Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. Also, a significant dislocation in one or more industries (e.g, energy, commodities, etc.) could put pressure on bonds issued by those sectors.

• Securities Lending Risk. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

○ Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

○ Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

• Variable or Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured; endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.AnfieldCapital.com or by calling 1-866-866-4848.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-866-4848
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AnfieldCapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	6/30/2014	1.88%
Lowest Quarter:	12/31/2018	-1.18%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after-tax returns for Class A and Class C shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Anfield Universal Fixed Income Fund | Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.60%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[5]
Anfield Universal Fixed Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,169
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Anfield Universal Fixed Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,493
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Anfield Universal Fixed Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Annual Return 2014	rr_AnnualReturn2014	1.98%
Annual Return 2015	rr_AnnualReturn2015	1.77%
Annual Return 2016	rr_AnnualReturn2016	5.33%
Annual Return 2017	rr_AnnualReturn2017	2.75%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Annual Return 2019	rr_AnnualReturn2019	1.56%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Anfield Universal Fixed Income Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Anfield Universal Fixed Income Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Recurrent MLP & Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: Recurrent MLP & Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return including substantial current income from a portfolio of MLP and energy infrastructure investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. More information about how to purchase shares of the Fund is available in the section entitled HOW TO PURCHASE SHARES beginning on page 15 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the Fund’s Portfolio Turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments. The Fund’s investments may include, but are not limited to:

• MLPs structured as limited partnerships or limited liability companies;

• MLPs that are taxed as “C” corporations;

• institutional units (“I-Units”) issued by MLP affiliates;

• taxable “C” corporations that hold significant interests in MLPs;

• companies providing infrastructure to the energy industry;

• other equity securities, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs.

Recurrent Investment Advisors, LLC, the Fund’s investment advisor (“Recurrent” or the “Advisor”) focuses its investments on energy infrastructure, which own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services. The Advisor’s investment process is strongly focused on company-level valuation analysis for determining security selection in the Fund. The Fund’s investments may be of any capitalization size including a company’s first offering of stock to the public in an initial public offering (IPO).

The Fund may invest 20% of its net assets in sectors outside of energy infrastructure investments, including, without limitation, securities of corporations that operate in the energy sector or that hold energy assets. The Fund may, when market signals warrant, take a defensive position, investing all or a substantial portion of Fund assets in cash and/or cash equivalents

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Master Limited Partnership Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. The MLP market may be adversely impacted by negative investor perceptions, such as reaction to reduced distributions.

• Energy Sector Focus Risk. The Fund focuses its investments in the energy sector which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

• Energy Infrastructure Industry Focus Risks. A substantial percentage of the Fund invests primarily in the energy infrastructure industry. As a result, the Fund will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry. Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

○ Acquisition Risk. Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

○ Catastrophic Event Risk. MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

○ Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

○ Depletion Risk. Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

○ Environmental and Regulatory Risk. Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

○ Interest Rate Risk. Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

○ Natural Resources Risk. The Fund’s investments in natural resources issuers (including MLPs) is susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

○ Supply and Demand Risk. Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities.

○ Weather Risk. Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

• Cash Flow Risk. The Fund expects that a substantial portion of the investment income it receives may be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. A reduction in an MLP’s cash flow may cause investor turnover and negatively impact the overall MLP market.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond market, volatility in the equities market or adverse investor sentiment affect the securities markets and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Management Risk. The risk that investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs that may result in lower investment returns.

• Concentration Risk. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment advisor, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, or its service providers may adversely impact the Fund or its shareholders.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse new announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

• Liquidity Risk. Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forego an investment opportunity. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

• Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than the Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

• MLP Tax Risk. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

• Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

• Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• RIC Qualification Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which include MLPs that satisfy a qualifying income test described below and in the Fund’s SAI. If the Fund’s MLP investments exceed this 25% limitation, which could occur, for example, if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table give some indication of the risks of investing in the Fund by comparing the performance of the Fund’s Class I shares to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.recurrentadvisors.com or by calling 1-833-RECURRENT (1-833-732-8773).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table give some indication of the risks of investing in the Fund by comparing the performance of the Fund’s Class I shares to the performance of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RECURRENT (1-833-732-8773)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.recurrentadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	03-31-2019	20.87%
Lowest Quarter:	12-31-2018	-15.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.91%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after tax returns for other classes will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Recurrent MLP & Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.56%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)	[8]
Recurrent MLP & Infrastructure Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,021
Annual Return 2018	rr_AnnualReturn2018	(13.21%)
Annual Return 2019	rr_AnnualReturn2019	15.30%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017
Recurrent MLP & Infrastructure Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Recurrent MLP & Infrastructure Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Superfund Managed Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Superfund Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares on page 18 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Class C Shares had not commenced operations as of the date of this prospectus. Amounts for Class C Shares are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in U.S. and international, including emerging market, commodity and financial futures and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors. The Fund will typically have exposure to long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize certain asset classes or certain exposures within an asset class. The Fund may enter into hedging transactions to seek to manage portfolio risk. The Fund will also invest in fixed income securities to seek income, as margin or collateral for other Fund investments, and for liquidity purposes.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. Superfund Advisors Inc.’s (“Superfund” or the “Adviser”) trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments. The Adviser seeks to identify investments through a four-point philosophy that takes into account (1) market diversification, (2) technical analysis, (3) trading models incorporating trend following, pattern recognition, volatility, momentum and counter-trend strategies and (4) money management. The Adviser seeks to identify opportunities to capitalize on trends and market fluctuations in both the short- and long-term in the futures markets. These investment opportunities may last from days to months.

The Fund will invest in a variety of derivative instruments including futures and option contracts, forward contracts, and swaps, including total return swaps. The Fund may invest in both exchange-traded derivatives and over the counter (“OTC”) derivatives. In addition to investing directly in derivatives and other types of investments, the Fund may also gain exposure to futures markets through investments in the Superfund Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary.

To the extent the Fund invests in commodity-linked derivatives, it will do so primarily through the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, either directly or by entering into total return swap agreements tied to commodity futures, but it may also invest in financial futures, options, other swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The fixed-income securities in which the Fund invests may have any maturity and may include, corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser may not perform as expected, particularly in volatile markets.

• Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Adviser, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets, or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

• Volatility Risk. The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs.

• Asset-Backed Securities Risk. The risks of investing in asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

• Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.

• Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

• Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. Changes in the credit rating of a debt security held by the Fund may have a similar effect.

• Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities.

• Emerging markets are risker than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluation, which adversely affect returns to U.S. investors. In addition, emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Expense Waiver Risk. The Adviser has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) until February 28, 2021. There can be no assurance that the Adviser will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund. In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Put Option Risk. When the Fund purchases a put on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently proposed regulations that, upon effectiveness, would subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

• Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

• Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. Pursuant to recent guidance issued by the Treasury Department and the IRS, the Subsidiary’s commodity related income for a taxable year may be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year or if such income constitutes other income derived with respect to the Fund’s business of investing in stock, securities, or currencies.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

• Written/Sold Options Risk. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund write the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns of Class I shares. Class A shares are invested in the same portfolio of securities and the annual returns differ from Class I shares only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-61-SUPER. Class C shares had not commenced operations as of the date of this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C shares had not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-61-SUPER
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	12/31/2017	13.83%
Lowest Quarter:	12/31/2016	-7.57%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.57%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after-tax returns for other classes of shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Superfund Managed Futures Strategy Fund | Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.28%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%	[11]
Superfund Managed Futures Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUPRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[12]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.99%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.24%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none	[13]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,700
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	21.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Superfund Managed Futures Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUPFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[12]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.99%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,946
Superfund Managed Futures Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[12]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.99%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,094
Annual Return 2014	rr_AnnualReturn2014	2.51%
Annual Return 2015	rr_AnnualReturn2015	(4.13%)
Annual Return 2016	rr_AnnualReturn2016	(9.18%)
Annual Return 2017	rr_AnnualReturn2017	27.70%
Annual Return 2018	rr_AnnualReturn2018	(12.66%)
Annual Return 2019	rr_AnnualReturn2019	28.80%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	28.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Superfund Managed Futures Strategy Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Superfund Managed Futures Strategy Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
WEALTHFRONT RISK PARITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wealthfront Risk Parity Fund (the “Fund”) seeks long-term total return, which consists of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended October 31, 2019 the portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by allocating its assets among a broad range of asset classes (including but not limited to global developed and emerging market equities, global developed and emerging markets fixed income, real estate investment trusts (REITs) and commodities). The Fund will generally have some level of investment in most of these asset classes but there is no stated limit on the percentage of assets the Fund will allocate to a particular asset class. The Fund’s exposure to these asset classes will be achieved principally through investments in exchange-traded funds (“ETFs”) and in derivative instruments such as total return swaps, as discussed further below. Because the Fund will gain exposure to global developed and emerging markets fixed income asset classes either through ETFs or through total return swaps that reference relevant ETFs, the Fund’s investments in fixed income instruments may be of any duration, maturity and quality.

The Adviser will use proprietary portfolio construction methodologies to assemble a diversified portfolio that targets an annualized volatility for the Fund of 12%, but the Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target depending on market conditions. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. A volatility target does not provide any assurance about the maximum loss for an investor in the Fund.

In allocating assets among the different asset classes, the Adviser seeks to derive approximately equal risk exposures for the Fund from the underlying asset classes based on the Adviser’s assessment of the risk associated with each asset class. This means that lower risk asset classes (such as global fixed income) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities). Based on the Adviser’s assessment of the Fund’s portfolio risk as well as the prevailing market conditions (such as market volatility), the Adviser will use leverage (through investments in derivative instruments such as total returns swaps) to adjust or to increase the Fund’s exposure to certain asset classes in order to seek higher returns than traditional portfolios at similar risk level, or lower risk at similar return levels. However, there can be no assurance that employing such a strategy will achieve any particular level of return or will reduce volatility or potential loss for the Fund. The Adviser will periodically (at least monthly) reassess the risk of each asset class and their correlations and will rebalance the Fund’s existing asset allocations based on the Adviser’s assessment. It is expected that, on average, the Fund would have a net notional investment exposure of approximately 200% of the Fund’s net assets, although the amount of exposure may be significantly higher or lower at any given time. Through the use of derivatives that have the effect of leverage, the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to that asset class, and the leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will also be magnified.

A total return swap is a contract in which a payer and receiver exchange the credit risk and market risk of an underlying asset for the payment of a fee. The payer owns the underlying asset, also called the reference asset, and agrees to pay the receiver the total return on the asset, including its market appreciation and coupons, while the receiver agrees to pay a set rate, which could be fixed or variable. If the reference asset depreciates, the receiver pays the depreciation to the payer because the payer has transferred default risk, credit deterioration risk and market risk to the receiver. The Fund’s exposure to the different asset classes will be achieved principally through investments in either ETFs or in total return swaps, where the Fund will pay a counterparty a set fee in exchange for the total return of a reference asset, sector, industry or sub-industry, which will usually be ETFs that are determined by the Adviser to be representative of a specific asset class. To a lesser extent, the Fund may also invest in other derivative instruments such as forward and futures contracts to also gain exposure to the various asset classes and employ leverage. The Adviser may choose whether to invest in ETFs directly or derivatives of those ETFs based on various factors including the financing cost of a derivative contract, the size and anticipated liquidity of an ETF relative to the Fund’s potential investment, the deteriorating financial condition of a counterparty to a derivative contract, or the overall cost of an investment in derivatives in periods when leverage is not required to achieve the stated volatility target. The inability of the Fund to invest in derivative instruments may prevent it from achieving its investment objective(s).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, short-term U.S. Government securities, U.S. Treasury securities, money market mutual fund shares, and cash and cash equivalents. These cash or cash equivalent holdings serve as margin or collateral for the derivative positions the Fund takes and also earn income for the Fund. The larger the value of the Fund’s derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

While Federal law limits the Fund’s bank borrowings to one-third of the Fund’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Federal law generally requires the Fund to segregate or “earmark” liquid assets or otherwise cover the marked-to-market exposure of its derivatives. These derivatives transactions could create aggregate exposure to investments for the Fund in excess of its net assets, thereby leveraging the Fund. Liquid assets may include money market instruments held by the Fund.

The Fund may engage in active and frequent trading, which may result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose some or all of the money you invest through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the fund, as well as the amount of return you receive on your investment may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance.

The Fund will experience positive or negative performance based on changes in the value of the Fund’s investments. The Fund may invest in securities of other investment companies. The Fund may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in other investment companies. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

• Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in derivatives instruments such as total return swaps, forward and futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the 1940 Act or to meet redemption requests. If the Fund uses leverage through the purchase of derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. In addition, the cost of leverage may increase due to the demands of a counterparty and such increased costs will have a negative impact the Fund’s investment performance.

• Counterparty Credit Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

• Derivatives Risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

• Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on models, and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights. The Fund may be exposed to additional risks when Models and Data prove to be incorrect or incomplete. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the models used by the Adviser will not be successful in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment and political events affect the securities markets. Markets also tend to move in cycles with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s assessment regarding the risk and correlation of the various asset classes and the Fund’s exposure to leverage through the use of derivatives may prove to be incorrect and may not produce the desired results.

• Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

• Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across multiple asset classes, to the extent the asset classes become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, including as an asset of an ETF or as the issuer of the reference asset of a total return swap, is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if any issuer’s financial condition changes, which may lower their value and may affect their liquidity.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

• Emerging Market Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities.

• Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments.

• Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Forward and Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• Interest Rate Risk. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

• Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund will incur brokerage costs when it purchases and sells ETFs.

○ In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; or underlying managed index and (5) a passively managed ETF may hold troubled securities.

○ The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Certain money market mutual funds are not required to preserve the value of the Fund’s investment at $1.00 per share

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Managed Volatility Strategy Risk. Securities purchased by the Fund may exhibit higher price volatility than anticipated and the Fund may not be less volatile than the market as a whole. In addition, there is no guarantee that the Adviser’s managed volatility strategy will consistently minimize market impact. While the Adviser’s managed volatility strategy may limit the Fund’s downside risk over time, the Fund also may experience lesser gains in a rising market. The Fund is not required to engage in trades that manage volatility and may not choose to do so.

• Non-Diversification Risk. The Fund is non-diversified under the 1940 Act. As a result, it can invest a greater portion of its assets in a smaller number of issuers. The Fund may, therefore, be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

• Real Estate Investment Trusts Risk. There is risk that investments in real estate investment trusts (REITs) will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

• Tax Risk. The Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (which are generally taxed at ordinary income tax rates for shareholders) than if the Fund had not used such instruments.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Volatility Risk. The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s or an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time. In addition, the Fund’s derivative investments can be highly volatile, and the Fund may experience large losses when buying, selling or holding such instruments. High volatility may have an adverse impact on the Fund.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of derivatives, (b) are willing to assume a high degree of risk, and (c) intend to actively monitor and manage their investments in the Fund. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose some or all of the money you invest through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified under the 1940 Act. As a result, it can invest a greater portion of its assets in a smaller number of issuers. The Fund may, therefore, be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class W shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-910-4232.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class W shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-910-4232
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	03/31/2019	13.29%
Lowest Quarter:	09/30/2019	3.79%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.79%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after-tax returns for other classes of shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WEALTHFRONT RISK PARITY FUND | Blended Index 60% MSCI World Equity Index 40% Bloomberg-Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.15%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%	[16]
WEALTHFRONT RISK PARITY FUND | MSCI World Equity Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[17]
WEALTHFRONT RISK PARITY FUND | Bloomberg-Barclays Global Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.84%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[18]
WEALTHFRONT RISK PARITY FUND | CLASS W
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WFRPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%	[19]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2019	rr_AnnualReturn2019	32.51%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	32.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 22, 2018
WEALTHFRONT RISK PARITY FUND | CLASS W | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
WEALTHFRONT RISK PARITY FUND | CLASS W | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%

[1]	The Thomson Reuters Star Mine Affinity World Leader Total Return Index ("TRSAWL Index") consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund's portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The Fund's Adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least February 28, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.47% of average daily net assets. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Adviser and Affinity Investment Advisors, LLC ("Affinity" or the "Sub-Adviser"), have agreed that Affinity will reimburse all Fund expenses directly.
[4]	Inception date is January 16, 2018.
[5]	The Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day's fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[6]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	The inception date of the Fund is June 28, 2013.
[8]	The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated by Standard & Poor's using a float-adjusted market capitalization methodology. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[9]	The Fund's advisor has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[10]	The Fund's Class I shares commenced operations on November 2, 2017.
[11]	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[12]	Effective as of the date of this Prospectus, the Fund will waive the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described below. See Sales Charge Waivers under "How to Purchase Shares".
[13]	The Fund's adviser provides investment advisory service, and pays most of the Fund's operating expenses (with certain exceptions, i.e. any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) in return for a "unitary fee".
[14]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 28, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A, Class C and Class I shares, respectively. The Fund's Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A and Class C, respectively, until February 28, 2021. These agreements may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver agreements will continue in place after February 29, 2021 at which time it will be determined whether such agreements will be renewed ore revised.
[15]	The Fund commenced operations on December 31, 2013.
[16]	The Blended Index is a customized blend of unmanaged indices, weighted as follows: 60% MSCI World Equity Index (Net) and 40% Bloomberg-Barclays Global Aggregate Bond Index, rebalanced monthly. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[17]	The MSCI World Equity Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[18]	The Bloomberg-Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency index includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[19]	The Fund's management fee is a "unitary" fee that includes all operating expenses payable by the Fund, except for the Fund's pro rata portion of the fees and expenses associated with the Fund's independent trustees (including independent trustees legal counsel fees), brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses.
[20]	Amount rounds to less than 0.01%.
[21]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[22]	The Fund commenced operations on January 22, 2018.